Schedule of actuarial assumptions of post retirement benefit plan france (Details) (FRANCE [Member], Foreign Pension Plans, Defined Benefit [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FRANCE [Member] | Foreign Pension Plans, Defined Benefit [Member]
Discount rate	3.00%	5.00%	5.00%
Salary increase	3.00%	3.00%	3.00%
Retirement age	65	65	65
Average retirement remaining service period	24	25	25